Property and Equipment, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual)
Depreciation and amortization	$ 4,655	$ 4,496	$ 252,097